Land use rights, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Land Use Rights, Net [Line Items]
Land use rights	¥ 42,219	¥ 35,481
Less: accumulated amortization and impairment	(2,656)	(1,633)
Net book value	39,563	33,848		$ 5,572
Amortization expenses	900	693	¥ 276
Amortization expenses related to the land use rights for future periods
2024	944
2025	944
2026	944
2027	943
2028	943
2029 and thereafter	34,845
Impairment charge	¥ 210	¥ 0	¥ 0